Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended											12 Months Ended
	Sep. 30, 2012	Sep. 06, 2012	Dec. 31, 2012	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series B convertible preferred stock [Member]	Dec. 31, 2012 Series C convertible preferred stock [Member]	Dec. 31, 2011 Series C convertible preferred stock [Member]	Dec. 31, 2012 Series D convertible preferred stock [Member]	Dec. 31, 2011 Series D convertible preferred stock [Member]	Dec. 31, 2012 Preferred stock [Member]	Dec. 31, 2011 Preferred stock [Member]	Dec. 31, 2012 IPO [Member]
Class of Stock [Line Items]
Reverse stock split, description		1-for-3 reverse stock split
Reverse stock split, denominator		3
Preferred stock converted to common stock	14,161,444													14,161,444
Initial public offering with proceeds			$ 50,000		$ 2,081		$ 5,668		$ 9,958		$ 14,904
Non-cumulative dividends at rate				$ 0.04836		$ 0.08319		$ 0.239262		$ 0.67788
Liquidation preference				100.00%		100.00%		107.50%		100.00%
Maximum limit of assets distribution entitled to preferred stockholders				$ 0.60450		$ 1.03980		$ 2.99070		$ 8.47368
Preferred stock, authorized					10,699,533		16,442,307		10,030,761		5,725,000	20,000,000	0
Preferred stock, par value												$ 0.00001